Net Investment Income (Details) - USD ($)		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Net Investment Income [Abstract]
Interest income		$ 5,411,973	$ 5,432,395
Dividends from equities at FVTOCI		84,445	696,640
Dividends from equities at FVTPL		356,876	290,339
Realized gains and losses on investments
Realized loss on sale of bonds at FVTOCI		(113,313)	(340,783)
Realized gain on sale of equities and mutual funds at FVTPL		1,638,446	786,242
Unrealized gains and losses on investments
Unrealized (loss) gain on revaluation of financial assets at FVTPL		(2,853,821)	984,002
Gains and losses from investments in properties
Realized loss on sale of investment properties		(41,047)
Unrealized loss on investment properties	[1]	(723,801)
Rental income		83,971	99,283
Expected credit loss on financial assets at FVOCI	[2]	(64,697)
Expected credit loss on financial assets at amortized cost	[2]	(515)
Investments custodian fees and other investments expenses		(726,143)	(655,866)
Net Investment income		$ 3,052,374	$ 7,292,252

[1]	As at 30 June 2019, management was of the opinion that the fair value of the investment properties carrying amount at that date approximates the fair valuation performed on 31 December 2018, therefore no fair value adjustments were recorded for the six months ended 30 June 2019.
[2]	As at 30 June 2019, the amount of the provision for expected credit loss was approximating the provision amount on 31 December 2018, therefore no expected credit loss was recorded for the six months ended 30 June 2019.